Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-4

Collection Period	02/01/18-02/28/18
Determination Date	3/9/2018
Distribution Date	3/15/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,141,357,007.27
2.	Collections allocable to Principal		$32,244,011.91
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,382,578.04
5.	Pool Balance on the close of the last day of the related Collection Period		$1,107,730,417.32
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		71,677
7.	Initial Pool Balance		$1,280,000,020.80
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$112,317,007.16	$78,690,417.21
	b. Class A-2a Note Balance	$343,400,000.00	$343,400,000.00
	c. Class A-2b Floating Rate Note Balance	$100,000,000.00	$100,000,000.00
	d. Class A-3 Note Balance	$378,000,000.00	$378,000,000.00
	e. Class A-4 Note Balance	$112,280,000.00	$112,280,000.00
	f. Class B Note Balance	$34,560,000.00	$34,560,000.00
	g. Class C Note Balance	$31,360,000.00	$31,360,000.00
	h. Class D Note Balance	$22,400,000.00	$22,400,000.00
	i. Note Balance (sum a - h)	$1,134,317,007.16	$1,100,690,417.21
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.4353372	0.3050016
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8861852	0.8599144
10.	Overcollateralization Target Amount		$7,040,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,040,000.11
12.	Weighted Average Coupon		7.51%
13.	Weighted Average Original Term	months	65.99
14.	Weighted Average Remaining Term	months	57.32
15.	1-Month LIBOR for the interest period ending 3/14/2018		1.58750%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 3/14/2018		1.71750%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,115,759.19
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,115,759.19
18.	Principal:
	a. Collections allocable to Principal		$32,244,011.91
	b. Liquidation Proceeds allocable to Principal		$361,347.93
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$32,605,359.84
19.	Total Finance Charge and Principal Collections (17d + 18d)		$39,721,119.03
20.	Interest Income from Collection Account		$32,644.35
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$39,753,763.38

Available Funds
23.	Available Collections	$39,753,763.38
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$39,753,763.38
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$951,130.84
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$951,130.84
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$117,932.86
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$117,932.86
	e. Class A-2a Monthly Interest	$515,100.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$515,100.00
	i. Class A-2b Monthly Interest	$133,583.33
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$133,583.33
	m. Class A-3 Monthly Interest	$664,650.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	664,650.00
	q. Class A-4 Monthly Interest	$218,010.33
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$218,010.33
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$70,848.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$70,848.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$70,560.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$70,560.00
34.	Tertiary Principal Distributable Amount	$4,186,589.84
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$61,600.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$61,600.00

36.	Quaternary Principal Distributable Amount	$22,400,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$29,390,005.20
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,040,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,115,759.19
	b. Total Daily Deposits of Principal Collections	$32,605,359.84
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$32,644.35
	e. Total Deposits to Collection Account (sum a - d)	$39,753,763.38
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$951,130.84
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$35,478,874.47
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,323,758.07
	f. Total Withdrawals from Collection Account (sum a - e)	$39,753,763.38
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$117,932.86
	b. Class A-2a Interest Distribution	$515,100.00
	c. Class A-2b Interest Distribution	$133,583.33
	d. Class A-3 Interest Distribution	$664,650.00
	e. Class A-4 Interest Distribution	$218,010.33
	f. Class B Interest Distribution	$70,848.00
	g. Class C Interest Distribution	$70,560.00
	h. Class D Interest Distribution	$61,600.00
	i. Class A-1 Principal Distribution	$33,626,589.95
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$35,478,874.47
46.	Withdrawals
	a. Class A-1 Distribution	$33,744,522.81
	b. Class A-2a Distribution	$515,100.00
	c. Class A-2b Distribution	$133,583.33
	d. Class A-3 Distribution	$664,650.00
	e. Class A-4 Distribution	$218,010.33
	f. Class B Distribution	$70,848.00
	g. Class C Distribution	$70,560.00
	h. Class D Distribution	$61,600.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$35,478,874.47

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections		$3,323,758.07
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$3,323,758.07
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,200,000.05
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,200,000.05
51.	Investment Earnings		$3,015.51
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,203,015.56
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$3,015.51
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,200,000.05
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$951,130.84
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$35,478,874.47
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,323,758.07
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$3,015.51
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$33,744,522.81
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$515,100.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$133,583.33
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$664,650.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$218,010.33
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$70,848.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$70,560.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$61,600.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$3,323,758.07

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	870	$13,550,165.48
	b. 61 to 90 days past due	301	$4,812,257.01
	c. 91 to 120 days past due	87	$1,261,766.85
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,258	$19,624,189.34
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.7716%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	81	$1,382,578.04
77.	Recoveries	62	$361,347.93
78.	Net Losses (Ln 76 - Ln 77)		$1,021,230.11
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0895%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	164	$3,014,495.03
81.	Recoveries	99	$955,726.75
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$2,058,768.28
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.1608%
84.	Average Net Loss on Defaulted Receivables		$12,553.47

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,292,050,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 9, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer